SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Trade And Other Payables
Trade payables	$ 1,153,856	$ 269,665
Accrued expenses	953,439	485,422
Other payables	15,084	5,263
Total current trade and other payables	$ 2,122,379	$ 760,350